Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Parenthetical) (Detail) - Asset and Liability Management Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Notional Value, Assets	$ 64,141	$ 58,966
Notional Value, Liabilities	53,920	42,288
Fair Value, Liabilities	548	301
Swap [Member] | Visa Class B Shares [Member]
Derivative [Line Items]
Notional Value, Liabilities	1,800	1,800
Fair Value, Liabilities	$ 182	$ 165
Derivative Liability Average Remaining Maturity Period	2 years 6 months	2 years 6 months
Underwriting Purchase and Sale Commitments [Member]
Derivative [Line Items]
Notional Value, Assets	$ 47	$ 34
Notional Value, Liabilities	$ 47	$ 34